Employee costs and share plans for employees, Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical location
Average number of employees	67,300	63,200	60,000
Number of employees	70,600	64,600	61,100
UK
Disclosure of geographical location
Average number of employees	7,400	7,200	6,900
Europe
Disclosure of geographical location
Average number of employees	15,500	14,800	14,500
The Americas
Disclosure of geographical location
Average number of employees	16,600	16,700	16,300
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	27,800	24,500	22,300